Share Capital (Details Textual)	1 Months Ended		4 Months Ended	6 Months Ended
	Apr. 30, 2019 USD ($) $ / shares shares	Jan. 31, 2019	May 31, 2019	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares
Share Capital (Textual)
Ordinary shares, par value | ₪ / shares						₪ 0.01	₪ 0.01
Compensation expense				$ 59,299	$ 76,996
Dividend yield	0.00%
Expected volatility	59.69%
Issuance of ordinary shares, description				The share capital as of June 30, 2019 and December 31, 2018 is composed of ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.566 in effect as of June 30, 2019) par value.
Ordinary shares description	The Company issued 50,000 ordinary shares to one of the Company’s service provider. The company recorded an expense of $6,025 for the six months ended June 30, 2019 in connection with the issuance of those restricted ordinary shares.	The Company issued 50,000 ordinary shares to one of the Company’s service provider. The company recorded an expense of $5,738 for the six months ended June 30, 2019 in connection with the issuance of those restricted ordinary shares.	The Company issued 12,500 ordinary shares to one of the Company’s service provider. The company recorded an expense of $1,506 for the six months ended June 30, 2019 in connection with the issuance of those restricted ordinary shares.
Share options granted | shares	207,500			1,360,898
Share options exercise price | $ / shares	$ 0.27
Options granted, fair value	$ 8,727
Minimum [Member]
Share Capital (Textual)
Risk free rate	2.33%
Expected life in years	4 years 1 month 24 days
Maximum [Member]
Share Capital (Textual)
Risk free rate	2.71%
Expected life in years	7 years
Employee Stock Option [Member]
Share Capital (Textual)
Vesting rights description				Options vest over a period of zero to three years from date of grant.
Exercised for grant term				7 years